Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment [Abstract]
SEGMENT

NOTE 17. SEGMENT

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the assets, liabilities, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets and liabilities is reported on the balance sheets as total assets and total liabilities. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss, total assets and total liabilities, which include the following:

	June 30,	December 31,
	2025	2024,

Inventory	$7,918,552	$11,181,806
Deferred revenue	$(8,969,670)	$(11,802,825)

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Revenue, net	$7,015,892	$6,454,418	$13,437,263	$13,444,164
Less: Cost of goods sold	$5,627,448	$4,399,575	$10,284,247	$9,863,688
Gross Profit	$1,388,444	$2,054,843	$3,153,016	$3,580,476

NOTE 20. SEGMENT

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the assets, liabilities, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets and liabilities is reported on the balance sheet as total assets and total liabilities. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss, total assets and total liabilities, which include the following:

	December 31,	December 31,
	2024	2023,
		As Restated
Inventory	$11,181,806	$9,607,766
Deferred revenue	$11,802,825	$16,190,861

	Year Ended December 31,
	2024	2023,
		As Restated
Revenue, net	$25,165,733	$19,492,606
Less: Cost of goods sold	19,277,786	14,969,683
Gross Profit	5,887,947	4,522,923